Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 201,835	$ 81,094
Restricted cash	7,992	10,875
Notes and accounts receivable	2,381	5,672
Real estate inventories	277,019	183,168
Property and equipment, net	24,019	24,313
Other assets	16,023	17,789
Income tax receivable	81	16,831
Goodwill	7,520	7,520
Total assets	536,870	347,262
Liabilities and Equity
Accounts payable and other liabilities	39,872	40,007
Customer deposits	23,237	15,921
Senior secured term notes		122,729
Senior notes	200,000
Total liabilities	263,109	178,657
Commitments and contingencies (Note 14)
WCI Communities, Inc. shareholders' equity:
Common stock, $0.01 par value; 150,000,000 shares authorized, 25,795,085 shares issued and 25,768,048 shares outstanding at September 30, 2013; 18,072,169 shares issued and 18,045,132 shares outstanding at December 31, 2012	258	181
Additional paid-in capital	297,625	203,833
Accumulated deficit	(26,214)	(37,664)
Treasury stock, at cost, 27,037 shares at September 30, 2013 and December 31, 2012	(196)	(196)
Total WCI Communities, Inc. shareholders' equity	271,473	166,154
Noncontrolling interests in consolidated joint ventures	2,288	2,451
Total equity	273,761	168,605
Total liabilities and equity	536,870	347,262
Series A preferred stock
WCI Communities, Inc. shareholders' equity:
Preferred stock
Series B preferred stock
WCI Communities, Inc. shareholders' equity:
Preferred stock